EARNINGS PER SHARE (Tables)	12 Months Ended
Jun. 30, 2020
EARNINGS PER SHARE [Abstract]
Earnings Per Share
For the year ended June 30, 2020 the effect of conversion would be dilutive as the company recorded a loss for that year from continuing operations.

	June 30, 2020	June 30, 2019	June 30, 2018
	(US$’000)
Total - Income attributable to shareholders of the Holding Company	7,770	10,965	(15,881)
Continuing operations - Income / (loss) attributable to shareholders of the Holding Company	7,770	(4,519)	(20,762)

Total – Income attributable to ordinary shareholders of the company	-	-	-
Continuing operations – Income attributable to ordinary shareholders of the company	-	-	-

		(Shares)
Weighted average number of ordinary shares - basic	1,176,370	956,835	-

		(US$)
Total - Basic earnings per share	-	-	-
Continuing operations - Basic per share	-	-	-

		(Shares)
Weighted average number of ordinary shares - diluted	12,936,962	12,461,182	11,195,649

		(US$)
Total - Diluted earnings per share	-	-	(1.42)
Continuing operations - Diluted loss per share	-	(0.36)	(1.85)